Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer ("PEO") and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	PEO		Average Non-PEO NEOs	Average Non-PEO NEOs	Value of Initial Fixed $100 Investment (4)		Net Income ($ Thousands)	Return on Average Assets (5)
Year	Summary Compensation Table Total (1)	Compensation Actually Paid (1,2,3)	Summary Compensation Table Total (1)	Compensation Actually Paid (1,2,3)	TSR	Peer TSR ($)
2022	$ 1,341,589	$ 1,219,309	$ 464,910	$ 423,514	$ 111.95	$ 96.44	$ 19,487	0.96%
2021	1,597,355	1,559,400	595,628	598,819	132.89	116.46	70,791	3.20%
2020	1,475,958	1,470,558	508,930	513,138	107.32	94.42	81,145	3.77%

1.	Douglas S. Gordon was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022
William F. Bruss	William F. Bruss	William F. Bruss
Mark R. Gerke	Mark R. Gerke	Mark R. Gerke
Julie A. Glynn	Julie A. Glynn	Ryan J. Gordon
Jeffrey R. McGuiness	Jeffrey R. McGuiness	Julie A. Glynn
Jeffrey R. McGuiness

PEO Total Compensation Amount	$ 1,341,589	$ 1,597,355	$ 1,475,958
PEO Actually Paid Compensation Amount	$ 1,219,309	1,559,400	1,470,558
Adjustment To PEO Compensation, Footnote [Text Block]

2.

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Compensation for PEO	2022	2021	2020
Total compensation as reported in the Summary Compensation Table (SCT)	$1,341,589	1,597,355	1,475,958
Exclusion of change in in pension value	—	—	—
Exclusion of stock awards granted during the year	(131,250)	(127,509)	—
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value of equity compensation granted in current year that remained unvested as of the last day of the year—value at end of year-end	—	89,554	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	—	—	(5,400)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	8,970	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to CEO	$1,219,309	1,559,400	1,470,558

Non-PEO NEO Average Total Compensation Amount	$ 464,910	595,628	508,930
Non-PEO NEO Average Compensation Actually Paid Amount	$ 423,514	598,819	513,138
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation for Non-PEO NEO’s	2022	2021	2020
Total compensation as reported in the Summary Compensation Table (SCT)	$464,910	$595,628	$508,930
Exclusion of change in in pension value	—	—	—
Exclusion of stock awards granted during the year	(32,910)	(65,443)	—
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value of equity compensation granted in current year that remained unvested as of the last day of the year—value at end of year-end	—	61,234	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(2,072)	3,420	(20)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(6,414)	3,980	1,156
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	3,072
Fair value of awards forfeited in current year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to Non-PEO NEO’s	$423,514	598,819	513,138

4.

The Peer Total Shareholder Return (“TSR”) set forth in this table represents the cumulative TSR of the S&P Composite 1500 Thrifts & Mortgage Finance Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P composite 1500 Thrifts & Mortgage Finance Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the peer group.

5.

We determined Return on Average Assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Certain Financial Performance Measures

The following graph compares compensation actually paid (“CAP”) to our PEO and the average compensation actually paid to our other NEO’s to i) our cumulative total shareholder return (“TSR”), and ii) S&P Composite 1500 Thrifts & Mortgage Finance Index for the fiscal years ended December 31, 2020, 2021 and 2022.

Compensation Actually Paid vs. Net Income [Text Block]

The following graph compares compensation actually paid (“CAP”) to our PEO and the average compensation actually paid to our other NEO’s to the Company’s return on average assets for the fiscal years ended December 31, 2020, 2021 and 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph compares compensation actually paid (“CAP”) to our PEO and the average compensation actually paid to our other NEO’s to the Company’s net income for the fiscal years ended December 31, 2020, 2021 and 2022.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in the Compensation Discussion & Analysis”, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important financial measures used by the company to link compensation actually paid (as defined by SEC rules) to the company’s named executive officers for the most recently completed fiscal year to the company’s performance are:

•	Return on Average Assets;

•	Earnings Per Share; and

•	Total Shareholder Return.

Total Shareholder Return Amount	$ 111.95	132.89	107.32
Peer Group Total Shareholder Return Amount	96.44	116.46	94.42
Net Income (Loss)	$ 19,487,000	$ 70,791,000	$ 81,145,000
Company Selected Measure Amount	0.0096	0.0320	0.0377
Additional 402(v) Disclosure [Text Block]

Analysis of the Information Presented in the Pay versus Performance Table

While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between compensation actually paid and cumulative total shareholder return, net income and return on average assets.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO Exclusion of stock awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (131,250)	$ (127,509)
PEO Fair value of equity compensation granted in current year that remained unvested as of the last day of the year value at end of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		89,554
PEO Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	$ (5,400)
PEO Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,970	0
NEO Exclusion of stock awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,910)	(65,443)
NEO Fair value of equity compensation granted in current year that remained unvested as of the last day of the year value at end of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		61,234
NEO Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,072)	3,420	(20)
NEO Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,414)	$ 3,980	1,156
NEO Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 3,072